WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEXSM FUND	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.2% (a)
Communication Services - 9.7%
Activision Blizzard, Inc.	3,933	$233,935
Actua Corp. (b)(c)	100	5
Alphabet, Inc. - Class C (d)	3,873	4,503,563
Altice USA, Inc. - Class A (d)	700	15,603
Ambassadors Group, Inc. (b)(c)(d)	400	–
AMC Networks, Inc. - Class A (d)	356	8,654
AT&T, Inc.	46,048	1,342,299
Cable One, Inc.	20	32,880
Cardlytics, Inc. (d)	300	10,488
Cars.com, Inc. (d)	575	2,472
CenturyLink, Inc.	6,072	57,441
Charter Communications, Inc. - Class A (d)	958	417,985
Cinemark Holdings, Inc.	775	7,897
Cogent Communications Holdings, Inc.	200	16,394
Comcast Corp. - Class A	28,078	965,322
Consolidated Communications Holdings, Inc.	501	2,280
Discovery, Inc. - Class A (d)	798	15,513
DISH Network Corp. - Class A (d)	1,469	29,365
Electronic Arts, Inc. (d)	1,940	194,330
Facebook, Inc. - Class A (d)	14,349	2,393,413
Fox Corp. - Class A	2,196	51,891
Gaia, Inc. (d)	600	5,328
GCI Liberty, Inc. - Class A (d)	681	38,797
Gray Television, Inc. (d)	500	5,370
IAC/InterActiveCorp (d)	450	80,654
Iridium Communications, Inc. (d)	910	20,320
John Wiley & Sons, Inc. - Class A	200	7,498
Liberty Broadband Corp. - Class A (d)	1,181	126,367
Liberty Media Corp.-Liberty Braves - Class A (d)	360	7,020
Liberty Media Corp.-Liberty Formula One - Class A (d)	1,070	27,627
Liberty Media Corp.-Liberty SiriusXM - Class A (d)	1,732	54,887
Lions Gate Entertainment Corp. - Class B (d)	1,033	5,764
Live Nation Entertainment, Inc. (d)	857	38,959
Loral Space & Communications, Inc. (d)	300	4,875
Match Group, Inc. (d)(e)	295	19,482
Meredith Corp. (e)	300	3,666
MSG Networks, Inc. - Class A (d)	581	5,926
Netflix, Inc. (d)	2,712	1,018,356
News Corp. - Class A	1,173	10,528
Nexstar Media Group, Inc. - Class A	399	23,034
Omnicom Group, Inc.	1,424	78,178
Pinterest, Inc. - Class A (d)	990	15,286
Roku, Inc. (d)	140	12,247
Scholastic Corp.	325	8,284
Shenandoah Telecommunications Co.	300	14,775
Sinclair Broadcast Group, Inc. - Class A (e)	425	6,834

Sirius XM Holdings, Inc.	14,709	72,662
Snap, Inc. - Class A (d)	5,810	69,081
Spok Holdings, Inc.	400	4,276
Sprint Corp. (d)	3,737	32,213
Take-Two Interactive Software, Inc. (d)	625	74,131
TechTarget, Inc. (d)	60	1,237
TEGNA, Inc.	1,725	18,734
Telephone & Data Systems, Inc.	700	11,732
The E.W. Scripps Co. - Class A	526	3,966
The Interpublic Group of Cos., Inc.	1,552	25,127
The Madison Square Garden Co. - Class A (d)	93	19,661
The Marcus Corp.	100	1,232
The New York Times Co. - Class A	590	18,119
The Walt Disney Co.	10,426	1,007,152
T-Mobile US, Inc. (d)	2,045	171,576
TripAdvisor, Inc.	634	11,025
Twitter, Inc. (d)	4,670	114,695
United States Cellular Corp. (d)	300	8,787
Verizon Communications, Inc.	25,953	1,394,455
ViacomCBS, Inc. - Class B	3,114	43,627
Vonage Holdings Corp. (d)	1,425	10,303
World Wrestling Entertainment, Inc. - Class A	280	9,500
Yelp, Inc. (d)	566	10,205
Zillow Group, Inc. - Class C (d)	748	26,943
Zynga, Inc. - Class A (d)	5,350	36,648
		15,138,879
Consumer Discretionary - 10.0%
1-800-Flowers.com, Inc. - Class A (d)	300	3,969
Aaron's, Inc.	400	9,112
Abercrombie & Fitch Co. - Class A	425	3,863
Adtalem Global Education, Inc. (d)	400	10,716
Advance Auto Parts, Inc.	491	45,820
Amazon.com, Inc. (d)	2,878	5,611,294
American Eagle Outfitters, Inc.	1,225	9,739
American Outdoor Brands Corp. (d)	475	3,942
American Public Education, Inc. (d)	300	7,179
Aramark	1,675	33,450
Autoliv, Inc.	648	29,814
AutoNation, Inc. (d)	525	14,731
AutoZone, Inc. (d)	136	115,056
Beazer Homes USA, Inc. (d)	200	1,288
Bed Bath & Beyond, Inc. (e)	1,125	4,736
Best Buy Co., Inc.	1,395	79,515
Big Lots, Inc.	200	2,844
Bloomin' Brands, Inc.	910	6,497
Booking Holdings, Inc. (d)	268	360,546
BorgWarner, Inc.	1,310	31,925
Boyd Gaming Corp.	725	10,454
Bright Horizons Family Solutions, Inc. (d)	300	30,600
Brinker International, Inc.	175	2,102
Brunswick Corp.	550	19,453
Burlington Stores, Inc. (d)	358	56,729
Caleres, Inc.	425	2,210

Callaway Golf Co.	500	5,110
CarMax, Inc. (d)	890	47,909
Carnival Corp.	2,825	37,205
Carter's, Inc.	172	11,306
Cavco Industries, Inc. (d)	100	14,494
Chegg, Inc. (d)	740	26,477
Chipotle Mexican Grill, Inc. (d)	187	122,373
Choice Hotels International, Inc.	200	12,250
Churchill Downs, Inc.	201	20,693
Citi Trends, Inc.	50	445
Collectors Universe, Inc.	110	1,724
Columbia Sportswear Co.	340	23,722
Conn's, Inc. (d)	500	2,090
Cooper Tire & Rubber Co.	425	6,927
Core-Mark Holding Co., Inc.	206	5,885
Cracker Barrel Old Country Store, Inc. (e)	191	15,895
Crocs, Inc. (d)	570	9,684
Dana, Inc.	900	7,029
Darden Restaurants, Inc.	823	44,821
Dave & Buster's Entertainment, Inc.	300	3,924
Deckers Outdoor Corp. (d)	145	19,430
Designer Brands, Inc. - Class A	550	2,739
Dick's Sporting Goods, Inc.	527	11,204
Dillard's, Inc. - Class A (e)	347	12,822
Dollar General Corp.	1,466	221,381
Dollar Tree, Inc. (d)	1,306	95,952
Domino's Pizza, Inc.	219	70,971
Dorman Products, Inc. (d)	200	11,054
DR Horton, Inc.	2,073	70,482
Dunkin' Brands Group, Inc.	320	16,992
eBay, Inc.	4,925	148,045
Etsy, Inc. (d)	740	28,446
Expedia Group, Inc.	894	50,305
Fiesta Restaurant Group, Inc. (d)	300	1,209
Five Below, Inc. (d)	360	25,337
Floor & Decor Holdings, Inc. - Class A (d)	350	11,231
Foot Locker, Inc.	1,025	22,601
Ford Motor Co.	25,100	121,233
Fossil Group, Inc. (d)	400	1,316
Fox Factory Holding Corp. (d)	310	13,020
frontdoor, Inc. (d)	487	16,938
GameStop Corp. - Class A (e)	550	1,925
General Motors Co.	7,910	164,370
Gentex Corp.	1,525	33,794
Gentherm, Inc. (d)	75	2,355
Genuine Parts Co.	947	63,762
G-III Apparel Group Ltd. (d)	275	2,117
Golden Entertainment, Inc. (d)	100	661
Grand Canyon Education, Inc. (d)	200	15,257
Green Brick Partners, Inc. (d)	45	362
Group 1 Automotive, Inc.	223	9,870
Grubhub, Inc. (d)	550	22,401
H&R Block, Inc.	1,310	18,445

Hanesbrands, Inc.	2,695	21,210
Harley-Davidson, Inc.	1,150	21,769
Hasbro, Inc.	700	50,085
Helen of Troy Ltd. (d)	119	17,140
Hilton Grand Vacations, Inc. (d)	105	1,656
Hilton Worldwide Holdings, Inc.	1,760	120,102
Hooker Furniture Corp.	200	3,122
Hyatt Hotels Corp. - Class A	300	14,370
iRobot Corp. (d)(e)	167	6,830
Jack in the Box, Inc.	236	8,272
K12, Inc. (d)	300	5,658
KB Home	375	6,787
Kohl's Corp.	1,075	15,684
Kontoor Brands, Inc.	339	6,499
L Brands, Inc.	1,484	17,155
Lands' End, Inc. (d)	278	1,485
Las Vegas Sands Corp.	2,397	101,801
La-Z-Boy, Inc.	425	8,734
LCI Industries	154	10,292
Lear Corp.	350	28,437
Leggett & Platt, Inc.	910	24,279
Lennar Corp.	1,600	61,120
Lithia Motors, Inc. - Class A	134	10,960
LKQ Corp. (d)	2,100	43,071
Lowe's Cos., Inc.	4,766	410,114
Lumber Liquidators Holdings, Inc. (d)	241	1,130
Macy's, Inc. (e)	2,223	10,915
Marriott International, Inc. - Class A	2,059	154,034
Marriott Vacations Worldwide Corp.	244	13,562
Mattel, Inc. (d)(e)	2,255	19,867
McDonald's Corp.	4,398	727,209
MDC Holdings, Inc.	330	7,656
Meritage Homes Corp. (d)	200	7,302
MGM Resorts International	3,300	38,940
Mohawk Industries, Inc. (d)	392	29,886
Monro, Inc.	325	14,238
Motorcar Parts of America, Inc. (d)	300	3,774
Movado Group, Inc.	300	3,546
Murphy USA, Inc. (d)	126	10,629
National Vision Holdings, Inc. (d)	610	11,846
Newell Brands, Inc.	2,245	29,814
NIKE, Inc. - Class B	8,159	675,076
Nordstrom, Inc.	1,000	15,340
Norwegian Cruise Line Holdings Ltd. (d)	1,055	11,563
NVR, Inc. (d)	20	51,382
Ollie's Bargain Outlet Holdings, Inc. (d)	310	14,365
O'Reilly Automotive, Inc. (d)	460	138,483
Oxford Industries, Inc.	50	1,813
Papa John's International, Inc.	173	9,233
Penn National Gaming, Inc. (d)	928	11,739
Penske Automotive Group, Inc.	350	9,800
Perdoceo Education Corp. (d)	500	5,395
Planet Fitness, Inc. - Class A (d)	440	21,428

Polaris, Inc.	340	16,371
Pool Corp.	313	61,589
PulteGroup, Inc.	1,915	42,743
PVH Corp.	543	20,439
Qurate Retail, Inc. - Class A (d)	2,919	17,820
Ralph Lauren Corp.	406	27,133
Regis Corp. (d)	200	1,182
RH (d)	116	11,655
Rocky Brands, Inc.	100	1,935
Ross Stores, Inc.	2,035	176,984
Royal Caribbean Cruises Ltd.	1,337	43,011
Sally Beauty Holdings, Inc. (d)	700	5,656
SeaWorld Entertainment, Inc. (d)	685	7,549
Service Corp. International	1,250	48,888
ServiceMaster Global Holdings, Inc. (d)	975	26,325
Shoe Carnival, Inc. (e)	60	1,246
Shutterstock, Inc.	122	3,924
Six Flags Entertainment Corp.	600	7,524
Skechers U.S.A., Inc. - Class A (d)	750	17,805
Skyline Champion Corp. (d)	780	12,230
Stamps.com, Inc. (d)	129	16,780
Starbucks Corp.	7,343	482,729
Steven Madden Ltd.	450	10,453
Strategic Education, Inc.	87	12,159
Tapestry, Inc.	1,900	24,605
Target Corp.	3,261	303,175
Taylor Morrison Home Corp. (d)	950	10,450
Tempur Sealy International, Inc. (d)	298	13,026
Tesla, Inc. (d)(e)	863	452,212
Texas Roadhouse, Inc.	475	19,618
The Buckle, Inc.	350	4,798
The Cato Corp. - Class A	300	3,201
The Cheesecake Factory, Inc.	300	5,124
The Children's Place, Inc.	132	2,582
The Gap, Inc.	1,550	10,912
The Goodyear Tire & Rubber Co.	1,825	10,621
The Home Depot, Inc.	7,014	1,309,584
The TJX Cos., Inc.	7,516	359,340
The Wendy's Co.	1,925	28,644
Thor Industries, Inc.	381	16,071
Tiffany & Co.	735	95,183
Toll Brothers, Inc.	290	5,583
TopBuild Corp. (d)	125	8,955
Tractor Supply Co.	851	71,952
TRI Pointe Group, Inc. (d)	1,100	9,647
Ulta Beauty, Inc. (d)	369	64,833
Under Armour, Inc. - Class A (d)	2,425	22,334
Universal Electronics, Inc. (d)	200	7,674
Vail Resorts, Inc.	280	41,359
Veoneer, Inc. (d)	648	4,743
VF Corp.	2,095	113,298
Vista Outdoor, Inc. (d)	400	3,520
Visteon Corp. (d)	261	12,523

Wayfair, Inc. - Class A (d)(e)	300	16,032
Whirlpool Corp.	384	32,947
Williams-Sonoma, Inc.	500	21,260
Wingstop, Inc.	220	17,534
Winnebago Industries, Inc.	175	4,867
Wolverine World Wide, Inc.	725	11,020
WW International, Inc. (d)	440	7,440
Wyndham Destinations, Inc.	620	13,454
Wyndham Hotels & Resorts, Inc.	620	19,536
Wynn Resorts Ltd.	561	33,767
Yum! Brands, Inc.	1,769	121,230
Zumiez, Inc. (d)	300	5,196
		15,716,151
Consumer Staples - 7.3%
Alico, Inc.	200	6,208
Altria Group, Inc.	11,951	462,145
Archer-Daniels-Midland Co.	3,686	129,673
B&G Foods, Inc. (e)	250	4,522
BJ's Wholesale Club Holdings, Inc. (d)	880	22,414
Brown-Forman Corp. - Class B	1,815	100,751
Bunge Ltd.	1,050	43,082
Cal-Maine Foods, Inc.	18	792
Campbell Soup Co.	1,430	66,009
Casey's General Stores, Inc.	177	23,451
Church & Dwight Co., Inc.	1,606	103,073
Colgate-Palmolive Co.	5,231	347,129
Conagra Brands, Inc.	3,081	90,397
Constellation Brands, Inc. - Class A	1,076	154,255
Costco Wholesale Corp.	2,761	787,244
Coty, Inc.	2,800	14,448
Darling Ingredients, Inc. (d)	975	18,691
Edgewell Personal Care Co. (d)	446	10,740
elf Beauty, Inc. (d)	300	2,952
Energizer Holdings, Inc.	152	4,598
Flowers Foods, Inc.	1,580	32,422
Fresh Del Monte Produce, Inc.	100	2,761
Freshpet, Inc. (d)	330	21,077
General Mills, Inc.	3,975	209,761
Grocery Outlet Holding Corp. (d)	630	21,634
Herbalife Nutrition Ltd. (d)	870	25,369
Hormel Foods Corp.	1,875	87,450
Hostess Brands, Inc. (d)	1,560	16,630
Ingles Markets, Inc. - Class A	150	5,424
Ingredion, Inc.	271	20,460
Inter Parfums, Inc.	300	13,905
J&J Snack Foods Corp.	70	8,470
Kellogg Co.	1,643	98,564
Keurig Dr Pepper, Inc.	1,978	48,006
Kimberly-Clark Corp.	2,191	280,163
Lamb Weston Holdings, Inc.	937	53,503
Lancaster Colony Corp.	112	16,200
Mannatech, Inc.	70	752
McCormick & Co., Inc.	557	78,654

Medifast, Inc. (e)	140	8,750
MGP Ingredients, Inc.	200	5,378
Molson Coors Beverage Co. - Class B	1,163	45,369
Mondelez International, Inc. - Class A	8,901	445,762
Monster Beverage Corp. (d)	2,696	151,677
Nu Skin Enterprises, Inc. - Class A	325	7,101
PepsiCo, Inc.	8,909	1,069,971
Performance Food Group Co. (d)	600	14,832
Philip Morris International, Inc.	9,866	719,823
Pilgrim's Pride Corp. (d)	650	11,778
Post Holdings, Inc. (d)	438	36,341
PriceSmart, Inc.	115	6,043
Sanderson Farms, Inc.	143	17,635
SpartanNash Co.	400	5,728
Spectrum Brands Holdings, Inc.	277	10,074
Sprouts Farmers Market, Inc. (d)	300	5,577
Sysco Corp.	3,410	155,598
The Andersons, Inc.	75	1,406
The Boston Beer Co., Inc. - Class A (d)	50	18,378
The Clorox Co.	850	147,262
The Coca-Cola Co.	26,440	1,169,970
The Estee Lauder Cos., Inc. - Class A	1,251	199,334
The Hain Celestial Group, Inc. (d)	600	15,582
The Hershey Co.	929	123,092
The JM Smucker Co.	712	79,032
The Kraft Heinz Co.	4,345	107,495
The Kroger Co.	5,005	150,751
The Procter & Gamble Co.	15,550	1,710,500
The Simply Good Foods Co. (d)	720	13,867
Tootsie Roll Industries, Inc. (e)	28	1,000
TreeHouse Foods, Inc. (d)	385	16,998
Tyson Foods, Inc. - Class A	1,691	97,858
United Natural Foods, Inc. (d)	150	1,377
US Foods Holding Corp. (d)	1,425	25,237
USANA Health Sciences, Inc. (d)	118	6,816
Vector Group Ltd.	938	8,836
Walgreens Boots Alliance, Inc.	4,619	211,319
Walmart, Inc.	9,569	1,087,230
WD-40 Co.	45	9,038
		11,353,594
Energy - 2.4%
Apache Corp.	2,303	9,627
Arch Coal, Inc. - Class A	163	4,711
Baker Hughes Co.	4,795	50,347
BP Prudhoe Bay Royalty Trust	300	1,584
Cabot Oil & Gas Corp.	2,325	39,967
Cheniere Energy, Inc. (d)	1,625	54,437
Chevron Corp.	11,773	853,072
Cimarex Energy Co.	596	10,031
CNX Resources Corp. (d)	1,650	8,778
Concho Resources, Inc.	1,020	43,707
ConocoPhillips	7,402	227,982
CONSOL Energy, Inc. (d)	206	760

Continental Resources, Inc. (e)	830	6,341
Cross Timbers Royalty Trust	200	1,136
Delek US Holdings, Inc.	301	4,744
Devon Energy Corp.	2,986	20,633
Diamondback Energy, Inc.	850	22,270
DMC Global, Inc. (e)	400	9,204
Dril-Quip, Inc. (d)	145	4,422
EOG Resources, Inc.	3,548	127,444
EQT Corp.	1,339	9,467
Equitrans Midstream Corp.	1,071	5,387
Era Group, Inc. (d)	300	1,599
Exterran Corp. (d)	406	1,949
Exxon Mobil Corp.	26,438	1,003,851
Geospace Technologies Corp. (d)	226	1,446
Green Plains, Inc.	300	1,455
Halliburton Co.	5,931	40,627
Helmerich & Payne, Inc.	550	8,607
Hess Corp.	1,604	53,413
HollyFrontier Corp.	1,158	28,383
Kinder Morgan, Inc.	13,650	190,008
Marathon Petroleum Corp.	4,001	94,504
Matrix Service Co. (d)	450	4,261
Murphy Oil Corp. (e)	1,025	6,283
National Oilwell Varco, Inc.	2,661	26,158
Noble Energy, Inc.	3,726	22,505
Occidental Petroleum Corp.	6,581	76,208
ONEOK, Inc.	2,245	48,963
Parsley Energy, Inc. - Class A	1,425	8,165
PBF Energy, Inc. - Class A	625	4,425
PDC Energy, Inc. (d)	560	3,478
Phillips 66	2,993	160,574
Pioneer Natural Resources Co.	1,091	76,534
Renewable Energy Group, Inc. (d)	114	2,340
Schlumberger Ltd.	9,396	126,752
SFL Corp. Ltd.	575	5,445
Targa Resources Corp.	1,835	12,680
The Williams Cos., Inc.	7,610	107,682
Valero Energy Corp.	2,774	125,829
World Fuel Services Corp.	475	11,961
		3,772,136
Financials - 11.5%
Affiliated Managers Group, Inc.	138	8,161
Aflac, Inc.	4,450	152,368
AGNC Investment Corp.	4,545	48,086
Alleghany Corp.	97	53,578
Ally Financial, Inc.	2,805	40,476
American Equity Investment Life Holding Co.	625	11,750
American Express Co.	4,503	385,502
American Financial Group, Inc.	446	31,256
American International Group, Inc.	5,760	139,680
American National Insurance Co.	181	14,911
Ameriprise Financial, Inc.	755	77,372
Ameris Bancorp	300	7,128

Annaly Capital Management, Inc.	11,369	57,641
Apollo Commercial Real Estate Finance, Inc.	600	4,452
Apollo Investment Corp.	575	3,881
Arbor Realty Trust, Inc.	201	985
Arch Capital Group Ltd. (d)	1,857	52,850
Ares Capital Corp.	3,355	36,167
Argo Group International Holdings Ltd.	72	2,668
Arthur J Gallagher & Co.	1,225	99,850
Artisan Partners Asset Management, Inc. - Class A	300	6,447
Ashford, Inc. (d)	6	34
Associated Banc-Corp	900	11,511
Assurant, Inc.	337	35,078
Assured Guaranty Ltd.	775	19,987
Atlantic Union Bankshares Corp.	275	6,022
Axis Capital Holdings Ltd.	475	18,359
Axos Financial, Inc. (d)	372	6,744
Banc of California, Inc.	1,260	10,080
BancorpSouth Bank	675	12,771
Bank of America Corp.	53,068	1,126,634
Bank of Hawaii Corp.	303	16,738
Bank OZK	765	12,775
BankFinancial Corp.	700	6,167
BankUnited, Inc.	825	15,427
Banner Corp.	300	9,912
Barings BDC, Inc.	350	2,618
Berkshire Hathaway, Inc. - Class B (d)	14,106	2,579,000
Berkshire Hills Bancorp, Inc.	300	4,458
BlackRock, Inc.	822	361,655
Blackstone Mortgage Trust, Inc. - Class A	1,150	21,413
Blucora, Inc. (d)	250	3,012
BOK Financial Corp.	296	12,598
Boston Private Financial Holdings, Inc.	500	3,575
Bridge Bancorp, Inc.	300	6,348
Brighthouse Financial, Inc. (d)	608	14,695
Broadmark Realty Capital, Inc.	1,580	11,882
Brookline Bancorp, Inc.	500	5,640
Brown & Brown, Inc.	1,390	50,346
Cadence BanCorp	1,110	7,270
Camden National Corp.	150	4,717
Capital City Bank Group, Inc.	350	7,042
Capital One Financial Corp.	2,872	144,806
Capitol Federal Financial, Inc.	1,000	11,610
Cathay General Bancorp	463	10,626
Cboe Global Markets, Inc.	760	67,830
CenterState Bank Corp.	367	6,323
Central Pacific Financial Corp.	300	4,770
Chimera Investment Corp.	1,455	13,240
Cincinnati Financial Corp.	945	71,300
CIT Group, Inc.	940	16,224
Citigroup, Inc.	13,445	566,303
Citizens Financial Group, Inc.	2,555	48,060
CME Group, Inc.	1,858	321,267
CNA Financial Corp.	300	9,312

CNO Financial Group, Inc.	1,100	13,629
Cohen & Steers, Inc.	370	16,816
Columbia Banking System, Inc.	276	7,397
Columbia Financial, Inc. (d)	1,220	17,568
Comerica, Inc.	1,083	31,775
Commerce Bancshares, Inc.	795	40,028
Community Bank System, Inc.	200	11,760
Community Trust Bancorp, Inc.	110	3,497
Crawford & Co. - Class B	200	1,278
Credit Acceptance Corp. (d)	112	28,637
Cullen/Frost Bankers, Inc.	332	18,522
CVB Financial Corp.	600	12,030
Discover Financial Services	1,735	61,887
Donnelley Financial Solutions, Inc. (d)	159	838
Dynex Capital, Inc.	1,100	11,484
E*TRADE Financial Corp.	1,198	41,115
Eagle Bancorp, Inc.	300	9,063
East West Bancorp, Inc.	1,025	26,383
Eaton Vance Corp.	850	27,412
eHealth, Inc. (d)	175	24,643
Employers Holdings, Inc.	75	3,038
Encore Capital Group, Inc. (d)	200	4,676
Enova International, Inc. (d)	297	4,304
Enstar Group Ltd. (d)	120	19,086
Enterprise Financial Services Corp.	50	1,396
Equitable Holdings, Inc.	2,350	33,958
Erie Indemnity Co. - Class A	174	25,794
Evercore, Inc. - Class A	350	16,121
Everest Re Group Ltd.	226	43,487
EZCORP, Inc. - Class A (d)	1,000	4,170
FactSet Research Systems, Inc.	250	65,170
FBL Financial Group, Inc. - Class A	300	14,001
Federated Hermes, Inc.	700	13,335
FedNat Holding Co.	200	2,296
Fidelity National Financial, Inc.	1,909	47,496
Fifth Third Bancorp	4,309	63,989
Financial Institutions, Inc.	200	3,628
First American Financial Corp.	527	22,350
First Bancorp	300	6,924
First BanCorp	1,366	7,267
First Busey Corp.	325	5,561
First Citizens BancShares, Inc. - Class A	50	16,644
First Commonwealth Financial Corp.	800	7,312
First Community Bankshares, Inc.	425	9,903
First Defiance Financial Corp.	117	1,725
First Financial Bancorp	991	14,776
First Financial Bankshares, Inc.	600	16,104
First Financial Corp.	100	3,372
First Hawaiian, Inc.	300	4,959
First Horizon National Corp.	1,617	13,033
First Interstate BancSystem, Inc. - Class A	300	8,652
First Merchants Corp.	425	11,258
First Midwest Bancorp, Inc.	800	10,588

First Republic Bank	1,203	98,983
FirstCash, Inc.	221	15,855
FNB Corp.	2,460	18,130
Franklin Resources, Inc.	2,621	43,744
Fulton Financial Corp.	1,250	14,363
Glacier Bancorp, Inc.	550	18,703
Globe Life, Inc.	566	40,735
Golub Capital BDC, Inc.	1,635	20,536
Great Western Bancorp, Inc.	300	6,144
Green Dot Corp. - Class A (d)	250	6,348
Greenhill & Co., Inc.	300	2,952
Hallmark Financial Services, Inc. (d)	100	404
Hancock Whitney Corp.	500	9,760
Hanmi Financial Corp.	369	4,004
Heartland Financial USA, Inc.	300	9,060
Hercules Capital, Inc. (e)	775	5,921
Heritage Commerce Corp.	50	384
Hilltop Holdings, Inc.	550	8,316
Home BancShares, Inc.	950	11,391
HomeStreet, Inc.	300	6,669
Hope Bancorp, Inc.	1,092	8,976
Horace Mann Educators Corp.	375	13,721
Huntington Bancshares, Inc.	7,172	58,882
IBERIABANK Corp.	375	13,560
Independent Bank Corp.	300	19,311
Independent Bank Group, Inc.	90	2,131
Interactive Brokers Group, Inc. - Class A	500	21,585
Intercontinental Exchange, Inc.	3,780	305,235
International Bancshares Corp.	400	10,752
INTL. FCStone, Inc. (d)	500	18,130
Invesco Ltd.	1,845	16,753
Invesco Mortgage Capital, Inc.	625	2,131
Investors Bancorp, Inc.	1,325	10,587
Jefferies Financial Group, Inc.	1,352	18,482
JPMorgan Chase & Co.	19,562	1,761,167
Kearny Financial Corp.	828	7,113
Kemper Corp.	300	22,311
KeyCorp	6,236	64,667
Kinsale Capital Group, Inc.	190	19,861
KKR Real Estate Finance Trust, Inc.	980	14,710
Lakeland Financial Corp.	300	11,025
Legg Mason, Inc.	750	36,638
LendingTree, Inc. (d)	90	16,505
Lincoln National Corp.	960	25,267
Loews Corp.	1,525	53,116
LPL Financial Holdings, Inc.	410	22,316
M&T Bank Corp.	817	84,502
Main Street Capital Corp. (e)	475	9,742
Markel Corp. (d)	88	81,654
MarketAxess Holdings, Inc.	250	83,143
Marsh & McLennan Cos., Inc.	3,059	264,481
MBIA, Inc. (d)	925	6,605
Mercury General Corp.	300	12,216

Meta Financial Group, Inc.	300	6,516
MetLife, Inc.	5,406	165,261
MGIC Investment Corp.	1,500	9,525
Moody's Corp.	1,138	240,687
Morgan Stanley	8,330	283,220
Morningstar, Inc.	207	24,064
MSCI, Inc.	559	161,529
Nasdaq, Inc.	725	68,839
National General Holdings Corp.	525	8,689
Navient Corp.	2,050	15,539
NBT Bancorp, Inc.	200	6,478
Nelnet, Inc. - Class A	25	1,135
New Mountain Finance Corp.	650	4,420
New Residential Investment Corp.	2,630	13,176
New York Community Bancorp, Inc.	3,062	28,752
NMI Holdings, Inc. - Class A (d)	620	7,198
Northern Trust Corp.	1,338	100,965
Northwest Bancshares, Inc.	875	10,124
OceanFirst Financial Corp.	100	1,591
OFG Bancorp	432	4,830
Old National Bancorp	950	12,531
Old Republic International Corp.	1,661	25,330
Old Second Bancorp, Inc.	400	2,764
OneMain Holdings, Inc.	300	5,736
Pacific Premier Bancorp, Inc.	300	5,652
PacWest Bancorp	817	14,641
Park National Corp.	87	6,755
PennyMac Mortgage Investment Trust	450	4,779
People's United Financial, Inc.	2,517	27,813
Pinnacle Financial Partners, Inc.	559	20,985
Popular, Inc.	782	27,370
PRA Group, Inc. (d)	300	8,316
Preferred Bank	200	6,764
Primerica, Inc.	300	26,544
Principal Financial Group, Inc.	1,730	54,218
ProAssurance Corp.	230	5,750
Prospect Capital Corp. (e)	2,650	11,263
Prosperity Bancshares, Inc.	698	33,679
Provident Financial Services, Inc.	600	7,716
Prudential Financial, Inc.	2,491	129,881
Pzena Investment Management, Inc. - Class A	2,077	9,263
Radian Group, Inc.	1,445	18,713
Raymond James Financial, Inc.	925	58,460
Regions Financial Corp.	6,441	57,776
Reinsurance Group of America, Inc.	454	38,200
RenaissanceRe Holdings Ltd.	290	43,303
Renasant Corp.	400	8,736
Republic Bancorp, Inc. - Class A	315	10,404
RLI Corp.	425	37,370
S&P Global, Inc.	1,572	385,219
S&T Bancorp, Inc.	350	9,562
Sandy Spring Bancorp, Inc.	300	6,792
Seacoast Banking Corp. of Florida (d)	150	2,747

SEI Investments Co.	975	45,182
Selective Insurance Group, Inc.	300	14,910
ServisFirst Bancshares, Inc.	400	11,728
Signature Bank	387	31,111
Simmons First National Corp. - Class A	438	8,059
SLM Corp.	2,500	17,975
Solar Capital Ltd.	500	5,820
South State Corp.	180	10,571
Southside Bancshares, Inc.	340	10,333
Starwood Property Trust, Inc.	1,825	18,706
State Auto Financial Corp.	400	11,116
State Street Corp.	2,476	131,897
Sterling Bancorp	1,725	18,026
Stewart Information Services Corp.	300	8,001
Stifel Financial Corp.	340	14,035
Stock Yards Bancorp, Inc.	300	8,679
SVB Financial Group (d)	367	55,446
Synchrony Financial	3,525	56,717
Synovus Financial Corp.	947	16,629
T Rowe Price Group, Inc.	1,520	148,428
TCF Financial Corp.	995	22,547
TD Ameritrade Holding Corp.	1,653	57,293
Texas Capital Bancshares, Inc. (d)	384	8,513
TFS Financial Corp.	525	8,017
The Allstate Corp.	2,095	192,174
The Bancorp, Inc. (d)	50	303
The Bank of New York Mellon Corp.	5,503	185,341
The Charles Schwab Corp.	8,189	275,314
The Goldman Sachs Group, Inc.	2,275	351,692
The Hanover Insurance Group, Inc.	300	27,174
The Hartford Financial Services Group, Inc.	2,375	83,695
The PNC Financial Services Group, Inc.	2,824	270,313
The Progressive Corp.	3,875	286,130
The Travelers Cos., Inc.	1,672	166,113
Tompkins Financial Corp.	105	7,539
Towne Bank	553	10,004
TPG RE Finance Trust, Inc.	990	5,435
Tradeweb Markets, Inc. - Class A	390	16,396
TriCo Bancshares	109	3,250
Truist Financial Corp.	8,843	272,718
TrustCo Bank Corp.	1,208	6,535
Trustmark Corp.	425	9,903
Two Harbors Investment Corp.	3,359	12,798
UMB Financial Corp.	243	11,270
Umpqua Holdings Corp.	1,500	16,350
United Bankshares, Inc.	553	12,763
United Community Banks, Inc.	474	8,679
United Fire Group, Inc.	300	9,783
United Security Bancshares	406	2,598
Unum Group	1,407	21,119
US Bancorp	9,594	330,513
Valley National Bancorp	2,390	17,471
Value Line, Inc.	200	6,470

Veritex Holdings, Inc.	800	11,176
Virtus Investment Partners, Inc.	48	3,653
Voya Financial, Inc.	855	34,670
Waddell & Reed Financial, Inc. - Class A	525	5,975
Walker & Dunlop, Inc.	280	11,276
Washington Federal, Inc.	433	11,241
Washington Trust Bancorp, Inc.	100	3,656
Webster Financial Corp.	675	15,458
Wells Fargo & Co.	25,687	737,217
WesBanco, Inc.	350	8,295
Westamerica Bancorporation	83	4,879
Western Alliance Bancorp	850	26,019
Western Asset Mortgage Capital Corp.	1,860	4,259
Western New England Bancorp, Inc.	200	1,352
Wintrust Financial Corp.	425	13,966
World Acceptance Corp. (d)	100	5,461
WR Berkley Corp.	730	38,084
WSFS Financial Corp.	465	11,588
Zions Bancorp NA	1,480	39,605
		17,958,182
Health Care - 14.7%
Abbott Laboratories	11,115	877,085
AbbVie, Inc.	9,640	734,472
ABIOMED, Inc. (d)	250	36,290
Acadia Healthcare Co., Inc. (d)	475	8,716
ACADIA Pharmaceuticals, Inc. (d)	645	27,251
Acceleron Pharma, Inc. (d)	190	17,075
Adaptive Biotechnologies Corp. (d)	740	20,557
Addus HomeCare Corp. (d)	70	4,732
Aerie Pharmaceuticals, Inc. (d)(e)	350	4,725
Agilent Technologies, Inc.	1,936	138,656
Agios Pharmaceuticals, Inc. (d)	300	10,644
Aimmune Therapeutics, Inc. (d)	580	8,364
Alector, Inc. (d)	100	2,413
Alexion Pharmaceuticals, Inc. (d)	1,349	121,127
Align Technology, Inc. (d)	454	78,973
Alkermes PLC (d)	1,000	14,420
Allergan PLC	2,189	387,672
Allscripts Healthcare Solutions, Inc. (d)	1,225	8,624
Alnylam Pharmaceuticals, Inc. (d)	673	73,256
AMAG Pharmaceuticals, Inc. (d)	100	618
Amedisys, Inc. (d)	201	36,891
AmerisourceBergen Corp.	964	85,314
Amgen, Inc.	3,620	733,883
Amicus Therapeutics, Inc. (d)	1,225	11,319
AMN Healthcare Services, Inc. (d)	250	14,452
Amneal Pharmaceuticals, Inc. (d)	650	2,262
Anika Therapeutics, Inc. (d)	100	2,891
Anthem, Inc.	1,550	351,912
Apellis Pharmaceuticals, Inc. (d)	430	11,520
Arena Pharmaceuticals, Inc. (d)	440	18,480
Arrowhead Pharmaceuticals, Inc. (d)	720	20,714
Arvinas, Inc. (d)	410	16,523

Avanos Medical, Inc. (d)	297	7,998
Avantor, Inc. (d)	2,020	25,230
Avrobio, Inc. (d)	430	6,691
Axogen, Inc. (d)	550	5,720
Axsome Therapeutics, Inc. (d)	220	12,943
Baxter International, Inc.	3,253	264,111
Becton Dickinson and Co.	1,674	384,635
Biogen, Inc. (d)	1,043	329,984
BioMarin Pharmaceutical, Inc. (d)	978	82,641
Bio-Rad Laboratories, Inc. - Class A (d)	99	34,705
Bio-Techne Corp.	232	43,992
BioTelemetry, Inc. (d)	460	17,715
Bluebird Bio, Inc. (d)	168	7,721
Blueprint Medicines Corp. (d)	320	18,714
Boston Scientific Corp. (d)	7,964	259,865
Bridgebio Pharma, Inc. (d)	590	17,110
Bristol-Myers Squibb Co.	14,491	807,728
Bruker Corp.	305	10,937
Cantel Medical Corp.	200	7,180
Cardinal Health, Inc.	1,718	82,361
Cardiovascular Systems, Inc. (d)	325	11,443
CareDx, Inc. (d)	790	17,246
Catalent, Inc. (d)	900	46,755
Centene Corp. (d)	3,468	206,034
Cerner Corp.	2,200	138,578
Champions Oncology, Inc. (d)	1,410	10,434
Charles River Laboratories International, Inc. (d)	346	43,669
Chemed Corp.	136	58,915
ChemoCentryx, Inc. (d)	430	17,277
Cigna Corp.	2,187	387,493
Clovis Oncology, Inc. (d)	300	1,908
Codexis, Inc. (d)	1,187	13,247
Coherus Biosciences, Inc. (d)	590	9,570
Computer Programs & Systems, Inc.	100	2,225
CONMED Corp.	300	17,181
Corcept Therapeutics, Inc. (d)	1,500	17,835
Covetrus, Inc. (d)	356	2,898
CVS Health Corp.	7,978	473,335
Danaher Corp.	3,919	542,429
DaVita, Inc. (d)	523	39,779
Deciphera Pharmaceuticals, Inc. (d)	330	13,586
Denali Therapeutics, Inc. (d)	1,000	17,510
DENTSPLY SIRONA, Inc.	1,552	60,264
DexCom, Inc. (d)	568	152,945
Dicerna Pharmaceuticals, Inc. (d)	970	17,819
Eagle Pharmaceuticals, Inc. (d)	350	16,100
Editas Medicine, Inc. (d)	650	12,889
Edwards Lifesciences Corp. (d)	1,303	245,772
Elanco Animal Health, Inc. (d)	2,190	49,034
Eli Lilly & Co.	5,682	788,207
Emergent BioSolutions, Inc. (d)	293	16,953
Encompass Health Corp.	650	41,619
Envista Holdings Corp. (d)	1,110	16,583

Epizyme, Inc. (d)	830	12,873
Esperion Therapeutics, Inc. (d)	330	10,405
Evolent Health, Inc. - Class A (d)	1,020	5,539
Exact Sciences Corp. (d)	865	50,170
Exelixis, Inc. (d)	1,985	34,182
Fate Therapeutics, Inc. (d)	360	7,996
FibroGen, Inc. (d)	750	26,062
Forty Seven, Inc. (d)	270	25,763
Gilead Sciences, Inc.	7,697	575,428
Glaukos Corp. (d)	280	8,641
Global Blood Therapeutics, Inc. (d)	370	18,903
Globus Medical, Inc. - Class A (d)	340	14,460
Guardant Health, Inc. (d)	390	27,144
Haemonetics Corp. (d)	250	24,915
Halozyme Therapeutics, Inc. (d)	830	14,932
Hanger, Inc. (d)	350	5,453
HCA Healthcare, Inc.	1,773	159,304
HealthEquity, Inc. (d)	430	21,754
Henry Schein, Inc. (d)	890	44,963
Hill-Rom Holdings, Inc.	330	33,198
HMS Holdings Corp. (d)	525	13,267
Hologic, Inc. (d)	1,317	46,227
Homology Medicines, Inc. (d)	340	5,284
Horizon Therapeutics Plc (d)	1,125	33,322
Humana, Inc.	738	231,747
ICU Medical, Inc. (d)	100	20,177
IDEXX Laboratories, Inc. (d)	519	125,723
Illumina, Inc. (d)	822	224,505
Immunomedics, Inc. (d)	1,410	19,007
Incyte Corp. (d)	1,603	117,388
Innoviva, Inc. (d)	1,000	11,760
Insmed, Inc. (d)	760	12,183
Inspire Medical Systems, Inc. (d)	260	15,673
Insulet Corp. (d)	285	47,219
Integer Holdings Corp. (d)	300	18,858
Integra LifeSciences Holdings Corp. (d)	378	16,885
Intercept Pharmaceuticals, Inc. (d)	137	8,625
IntriCon Corp. (d)	370	4,355
Intuitive Surgical, Inc. (d)	665	329,315
Invitae Corp. (d)	750	10,252
Ionis Pharmaceuticals, Inc. (d)	700	33,096
IQVIA Holdings, Inc. (d)	1,191	128,461
iRhythm Technologies, Inc. (d)	220	17,897
Ironwood Pharmaceuticals, Inc. (d)	1,000	10,090
Johnson & Johnson	16,535	2,168,234
Kodiak Sciences, Inc. (d)	300	14,310
Laboratory Corp. of America Holdings (d)	670	84,681
Lannett Co., Inc. (d)	300	2,085
LHC Group, Inc. (d)	260	36,452
Ligand Pharmaceuticals, Inc. (d)(e)	164	11,926
Madrigal Pharmaceuticals, Inc. (d)	60	4,006
Magellan Health, Inc. (d)	100	4,811
Masimo Corp. (d)	300	53,136

McKesson Corp.	1,088	147,163
MEDNAX, Inc. (d)	600	6,984
Medpace Holdings, Inc. (d)	240	17,611
Merck & Co., Inc.	16,335	1,256,815
Meridian Bioscience, Inc. (d)	375	3,150
Merit Medical Systems, Inc. (d)	600	18,750
Mettler-Toledo International, Inc. (d)	150	103,576
Moderna, Inc. (d)	1,700	50,915
Molina Healthcare, Inc. (d)	300	41,913
Momenta Pharmaceuticals, Inc. (d)	680	18,496
MTBC, Inc. (d)	3,710	20,405
MyoKardia, Inc. (d)	420	19,690
Myriad Genetics, Inc. (d)	450	6,439
Natera, Inc. (d)	550	16,423
Natus Medical, Inc. (d)	75	1,735
Nektar Therapeutics (d)	650	11,602
Neogen Corp. (d)	466	31,217
NeoGenomics, Inc. (d)	690	19,051
Neurocrine Biosciences, Inc. (d)	500	43,275
Nevro Corp. (d)	162	16,197
NextGen Healthcare, Inc. (d)	575	6,003
NuVasive, Inc. (d)	290	14,691
Omnicell, Inc. (d)	375	24,592
Pacira BioSciences, Inc. (d)	75	2,515
Patterson Cos., Inc.	575	8,792
Penumbra, Inc. (d)	196	31,621
PerkinElmer, Inc.	522	39,296
Pfizer, Inc.	35,812	1,168,904
Portola Pharmaceuticals, Inc. (d)	300	2,139
PRA Health Sciences, Inc. (d)	300	24,912
Premier, Inc. - Class A (d)	350	11,452
Prestige Consumer Healthcare, Inc. (d)	350	12,838
Principia Biopharma, Inc. (d)	360	21,377
Pro-Dex, Inc. (d)	10	162
PTC Therapeutics, Inc. (d)	470	20,967
Puma Biotechnology, Inc. (d)	254	2,144
Quest Diagnostics, Inc.	877	70,423
Quidel Corp. (d)	300	29,343
R1 RCM, Inc. (d)	640	5,818
Ra Pharmaceuticals, Inc. (d)	510	24,485
Reata Pharmaceuticals, Inc. - Class A (d)	130	18,764
Regeneron Pharmaceuticals, Inc. (d)	469	229,008
REGENXBIO, Inc. (d)	410	13,276
Repligen Corp. (d)	300	28,962
ResMed, Inc.	820	120,778
Sage Therapeutics, Inc. (d)	300	8,616
Sarepta Therapeutics, Inc. (d)	400	39,128
Seattle Genetics, Inc. (d)	957	110,419
Select Medical Holdings Corp. (d)	725	10,875
Simulations Plus, Inc.	150	5,238
STAAR Surgical Co. (d)	460	14,840
Stryker Corp.	2,196	365,612
Syneos Health, Inc. (d)	300	11,826

Tandem Diabetes Care, Inc. (d)	410	26,383
Teladoc Health, Inc. (d)	510	79,055
Teleflex, Inc.	260	76,144
Tenet Healthcare Corp. (d)	631	9,086
The Cooper Cos., Inc.	300	82,701
The Ensign Group, Inc.	300	11,283
The Joint Corp. (d)	980	10,633
The Pennant Group, Inc. (d)	150	2,124
The Providence Service Corp. (d)	200	10,976
Thermo Fisher Scientific, Inc.	2,521	714,956
Tivity Health, Inc. (d)	64	403
Tricida, Inc. (d)	540	11,880
Turning Point Therapeutics, Inc. (d)	310	13,845
Ultragenyx Pharmaceutical, Inc. (d)	207	9,197
United Therapeutics Corp. (d)	288	27,310
UnitedHealth Group, Inc.	5,706	1,422,962
Universal Health Services, Inc. - Class B	562	55,683
Varex Imaging Corp. (d)	282	6,404
Varian Medical Systems, Inc. (d)	607	62,315
Veeva Systems, Inc. - Class A (d)	725	113,368
Vericel Corp. (d)	230	2,109
Vertex Pharmaceuticals, Inc. (d)	1,369	325,753
Waters Corp. (d)	384	69,907
West Pharmaceutical Services, Inc.	505	76,886
Xencor, Inc. (d)	550	16,434
Zimmer Biomet Holdings, Inc.	1,472	148,790
Zoetis, Inc.	3,075	361,897
Zogenix, Inc. (d)	410	10,139
		22,930,232
Industrials - 8.7%
3M Co	3,646	497,715
AAON, Inc.	225	10,872
AAR Corp.	300	5,328
ABM Industries, Inc.	500	12,180
ACCO Brands Corp.	825	4,166
Acme United Corp.	300	6,081
Acuity Brands, Inc.	275	23,556
Advanced Drainage Systems, Inc.	500	14,720
AECOM (d)	977	29,163
Aerojet Rocketdyne Holdings, Inc. (d)	500	20,915
AGCO Corp.	400	18,900
Air Lease Corp.	600	13,284
Alaska Air Group, Inc.	334	9,509
Albany International Corp. - Class A	100	4,733
Allegiant Travel Co.	73	5,971
Allison Transmission Holdings, Inc.	625	20,381
Altra Industrial Motion Corp.	300	5,247
AMERCO	70	20,338
American Airlines Group, Inc. (e)	2,303	28,074
American Woodmark Corp. (d)	130	5,924
AMETEK, Inc.	1,337	96,291
AO Smith Corp.	1,040	39,322
Apogee Enterprises, Inc.	200	4,164

Applied Industrial Technologies, Inc.	375	17,145
ArcBest Corp.	300	5,256
Arconic, Inc.	3,140	50,428
Arcosa, Inc.	350	13,909
Armstrong World Industries, Inc.	200	15,884
ASGN, Inc. (d)	250	8,830
Astec Industries, Inc.	200	6,994
Astronics Corp. (d)	300	2,754
Atkore International Group, Inc. (d)	510	10,746
Avis Budget Group, Inc. (d)	392	5,449
Axon Enterprise, Inc. (d)	325	23,000
AZZ, Inc.	225	6,327
Barnes Group, Inc.	300	12,549
Beacon Roofing Supply, Inc. (d)	500	8,270
BMC Stock Holdings, Inc. (d)	475	8,422
Brady Corp. - Class A	145	6,544
BrightView Holdings, Inc. (d)	830	9,180
Builders FirstSource, Inc. (d)	210	2,568
BWX Technologies, Inc.	612	29,811
Carlisle Cos., Inc.	293	36,707
Casella Waste Systems, Inc. - Class A (d)	100	3,906
Caterpillar, Inc.	3,461	401,614
CBIZ, Inc. (d)	300	6,276
CH Robinson Worldwide, Inc.	970	64,214
Chart Industries, Inc. (d)	300	8,694
Cintas Corp.	601	104,105
CIRCOR International, Inc. (d)	184	2,140
Clean Harbors, Inc. (d)	400	20,536
Colfax Corp. (d)	625	12,375
Columbus McKinnon Corp.	400	10,000
Comfort Systems USA, Inc.	300	10,965
Copart, Inc. (d)	1,400	95,928
CoStar Group, Inc. (d)	225	132,122
Covanta Holding Corp.	850	7,267
Covenant Transportation Group, Inc. - Class A (d)	100	867
Crane Co.	325	15,983
CSX Corp.	4,545	260,428
Cubic Corp.	300	12,393
Cummins, Inc.	897	121,382
Curtiss-Wright Corp.	300	27,723
Deere & Co.	1,851	255,734
Delta Air Lines, Inc.	3,900	111,267
Deluxe Corp.	200	5,186
Donaldson Co., Inc.	925	35,733
Dover Corp.	961	80,666
DXP Enterprises, Inc. (d)	100	1,226
Dycom Industries, Inc. (d)	211	5,412
Eaton Corp. PLC	2,581	200,518
EMCOR Group, Inc.	230	14,104
Emerson Electric Co.	3,938	187,646
Encore Wire Corp.	200	8,398
Energy Recovery, Inc. (d)	500	3,720

Enerpac Tool Group Corp.	290	4,799
EnerSys	375	18,570
Ennis, Inc.	50	939
EnPro Industries, Inc.	178	7,045
Equifax, Inc.	645	77,045
ESCO Technologies, Inc.	200	15,182
Expeditors International of Washington, Inc.	1,020	68,054
Exponent, Inc.	310	22,292
Fastenal Co.	3,700	115,625
Federal Signal Corp.	475	12,958
FedEx Corp.	1,587	192,440
Flowserve Corp.	815	19,470
Fluor Corp.	1,086	7,504
Forrester Research, Inc. (d)	255	7,454
Fortive Corp.	1,525	84,165
Fortune Brands Home & Security, Inc.	640	27,680
Forward Air Corp.	300	15,195
Franklin Electric Co., Inc.	275	12,961
FTI Consulting, Inc. (d)	250	29,942
GATX Corp.	325	20,332
General Dynamics Corp.	1,510	199,788
General Electric Co.	52,546	417,215
Gibraltar Industries, Inc. (d)	300	12,876
Graco, Inc.	1,086	52,921
Granite Construction, Inc.	562	8,531
Great Lakes Dredge & Dock Corp. (d)	1,500	12,450
Griffon Corp.	350	4,427
H&E Equipment Services, Inc.	325	4,771
Hawaiian Holdings, Inc.	325	3,393
HD Supply Holdings, Inc. (d)	1,130	32,126
Healthcare Services Group, Inc.	375	8,966
Heartland Express, Inc.	325	6,035
HEICO Corp. - Class A	472	30,161
Heidrick & Struggles International, Inc.	200	4,500
Herc Holdings, Inc. (d)	143	2,926
Heritage-Crystal Clean, Inc. (d)	370	6,009
Herman Miller, Inc.	300	6,660
Hertz Global Holdings, Inc. (d)	430	2,657
Hexcel Corp.	320	11,901
Hillenbrand, Inc.	325	6,211
HNI Corp.	100	2,519
Honeywell International, Inc.	4,492	600,985
Hub Group, Inc. - Class A (d)	50	2,273
Hubbell, Inc.	338	38,782
Huntington Ingalls Industries, Inc.	249	45,370
Hurco Cos., Inc.	400	11,640
Huron Consulting Group, Inc. (d)	200	9,072
Hyster-Yale Materials Handling, Inc.	118	4,731
IAA, Inc. (d)	975	29,211
IDEX Corp.	437	60,354
IES Holdings, Inc. (d)	500	8,825
Illinois Tool Works, Inc.	1,814	257,806
Ingersoll Rand, Inc. (d)	570	14,136
Insperity, Inc.	292	10,892

Insteel Industries, Inc.	300	3,975
Interface, Inc.	500	3,780
ITT, Inc.	600	27,216
Jacobs Engineering Group, Inc.	850	67,379
JB Hunt Transport Services, Inc.	570	52,571
JetBlue Airways Corp. (d)	1,750	15,663
John Bean Technologies Corp.	151	11,215
Johnson Controls International PLC	5,800	156,368
Kaman Corp.	300	11,541
Kansas City Southern	629	79,996
KAR Auction Services, Inc.	975	11,700
Kennametal, Inc.	475	8,845
Kforce, Inc.	150	3,836
Kimball International, Inc. - Class B	700	8,337
Kirby Corp. (d)	300	13,041
Knight-Swift Transportation Holdings, Inc.	638	20,926
Knoll, Inc.	500	5,160
Korn Ferry	225	5,472
Kratos Defense & Security Solutions, Inc. (d)	1,020	14,117
L3Harris Technologies, Inc.	1,357	244,423
Landstar System, Inc.	300	28,758
Lennox International, Inc.	167	30,359
Lincoln Electric Holdings, Inc.	332	22,908
Lockheed Martin Corp.	1,794	608,076
Lyft, Inc. - Class A (d)	300	8,055
ManpowerGroup, Inc.	383	20,295
Marten Transport Ltd.	250	5,130
Masco Corp.	1,590	54,966
MasTec, Inc. (d)	500	16,365
Matson, Inc.	325	9,952
Matthews International Corp. - Class A	100	2,419
McGrath RentCorp	300	15,714
Mercury Systems, Inc. (d)	400	28,536
Meritor, Inc. (d)	550	7,288
Mobile Mini, Inc.	406	10,649
Moog, Inc. - Class A	300	15,159
MSA Safety, Inc.	228	23,074
MSC Industrial Direct Co., Inc. - Class A	245	13,468
Mueller Industries, Inc.	300	7,182
Mueller Water Products, Inc. - Class A	1,600	12,816
Navistar International Corp. (d)	625	10,306
Nordson Corp.	318	42,952
Norfolk Southern Corp.	1,654	241,484
Northrop Grumman Corp.	1,017	307,693
NOW, Inc. (d)	649	3,349
nVent Electric PLC	1,425	24,040
Old Dominion Freight Line, Inc.	750	98,445
Oshkosh Corp.	350	22,516
Owens Corning	800	31,048
PACCAR, Inc.	2,155	131,735
Park Aerospace Corp.	600	7,560
Parker-Hannifin Corp.	747	96,908
Perma-Pipe International Holdings, Inc. (d)	300	1,866

Primoris Services Corp.	475	7,553
Quanta Services, Inc.	1,050	33,317
Raven Industries, Inc.	275	5,838
Raytheon Co.	1,831	240,136
RBC Bearings, Inc. (d)	165	18,610
Red Violet, Inc. (d)	420	7,560
Regal Beloit Corp.	100	6,295
Republic Services, Inc.	1,233	92,549
Resideo Technologies, Inc. (d)	758	3,669
Resources Connection, Inc.	200	2,194
Rexnord Corp.	315	7,141
Robert Half International, Inc.	610	23,028
Rockwell Automation, Inc.	730	110,164
Rollins, Inc.	920	33,249
Roper Technologies, Inc.	634	197,688
Rush Enterprises, Inc. - Class A	75	2,394
Ryder System, Inc.	405	10,708
Saia, Inc. (d)	225	16,547
Simpson Manufacturing Co., Inc.	100	6,198
SiteOne Landscape Supply, Inc. (d)	230	16,933
SkyWest, Inc.	375	9,821
Snap-on, Inc.	362	39,393
Southwest Airlines Co.	2,824	100,563
Spartan Motors, Inc.	75	968
Spirit AeroSystems Holdings, Inc. - Class A	700	16,751
SPX Corp. (d)	312	10,184
SPX FLOW, Inc. (d)	312	8,867
Standex International Corp.	50	2,451
Stanley Black & Decker, Inc.	860	86,000
Steelcase, Inc. - Class A	875	8,636
Stericycle, Inc. (d)	575	27,934
Sunrun, Inc. (d)	250	2,525
Systemax, Inc.	600	10,638
Team, Inc. (d)	1,114	7,241
Teledyne Technologies, Inc. (d)	211	62,724
Terex Corp.	825	11,847
Tetra Tech, Inc.	418	29,519
Textainer Group Holdings Ltd. (d)	700	5,754
Textron, Inc.	1,375	36,671
The Boeing Co.	3,648	544,063
The Brink's Co.	150	7,807
The Gorman-Rupp Co.	182	5,680
The Greenbrier Cos., Inc.	200	3,548
The Manitowoc Co., Inc. (d)	268	2,278
The Middleby Corp. (d)	468	26,620
The Timken Co.	375	12,128
The Toro Co.	528	34,368
TransDigm Group, Inc.	298	95,417
TransUnion	1,080	71,474
Trex Co., Inc. (d)	450	36,063
TriNet Group, Inc. (d)	200	7,532
Trinity Industries, Inc.	1,050	16,874
Triumph Group, Inc.	256	1,731

TrueBlue, Inc. (d)	300	3,828
Tutor Perini Corp. (d)	200	1,344
Twin Disc, Inc. (d)	400	2,792
Uber Technologies, Inc. (d)	7,940	221,685
Ultralife Corp. (d)	200	1,040
UniFirst Corp.	86	12,994
Union Pacific Corp.	4,357	614,511
United Airlines Holdings, Inc. (d)(e)	911	28,742
United Parcel Service, Inc. - Class B	4,320	403,574
United Rentals, Inc. (d)	542	55,772
United Technologies Corp.	5,488	517,683
Univar Solutions, Inc. (d)	575	6,164
Universal Forest Products, Inc.	399	14,839
Upwork, Inc. (d)	1,040	6,708
US Ecology, Inc.	200	6,080
Valmont Industries, Inc.	159	16,851
Vectrus, Inc. (d)	122	5,052
Verisk Analytics, Inc.	1,014	141,331
Veritiv Corp. (d)	97	762
Viad Corp.	100	2,123
Wabash National Corp.	50	361
WABCO Holdings, Inc. (d)	303	40,920
Waste Management, Inc.	2,675	247,598
Watsco, Inc.	214	33,818
Watts Water Technologies, Inc. - Class A	120	10,158
Welbilt, Inc. (d)	1,075	5,515
Werner Enterprises, Inc.	250	9,065
WESCO International, Inc. (d)	300	6,855
Westinghouse Air Brake Technologies Corp.	1,159	55,783
Willdan Group, Inc. (d)	340	7,266
Woodward, Inc.	250	14,860
WW Grainger, Inc.	323	80,265
XPO Logistics, Inc. (d)	655	31,931
Xylem, Inc.	1,050	68,387
		13,686,037
Information Technology - 24.2%
2U, Inc. (d)	325	6,897
3D Systems Corp. (d)	848	6,538
8x8, Inc. (d)	170	2,356
ACI Worldwide, Inc. (d)	560	13,524
Adobe, Inc. (d)	3,061	974,133
Advanced Energy Industries, Inc. (d)	300	14,547
Advanced Micro Devices, Inc. (d)	7,565	344,056
Agilysys, Inc. (d)	500	8,350
Akamai Technologies, Inc. (d)	984	90,026
Alarm.com Holdings, Inc. (d)	400	15,564
Alliance Data Systems Corp.	408	13,729
Alteryx, Inc. - Class A (d)	180	17,131
Ambarella, Inc. (d)	300	14,568
Amkor Technology, Inc. (d)	1,050	8,179
Amphenol Corp. - Class A	1,610	117,337
Amtech Systems, Inc. (d)	472	2,053
Analog Devices, Inc.	2,109	189,072

Anaplan, Inc. (d)	720	21,787
Anixter International, Inc. (d)	167	14,674
ANSYS, Inc. (d)	580	134,833
Apple, Inc.	27,913	7,097,997
Applied Materials, Inc.	5,548	254,209
Arista Networks, Inc. (d)	420	85,071
Arrow Electronics, Inc. (d)	500	25,935
Aspen Technology, Inc. (d)	325	30,898
Autodesk, Inc. (d)	1,365	213,076
Automatic Data Processing, Inc.	2,714	370,950
Avalara, Inc. (d)	480	35,808
Avnet, Inc.	900	22,590
Badger Meter, Inc.	300	16,080
Bel Fuse, Inc. - Class B	300	2,922
Belden, Inc.	100	3,608
Benchmark Electronics, Inc.	475	9,495
Black Knight, Inc. (d)	585	33,965
Blackbaud, Inc.	200	11,110
Blackline, Inc. (d)	400	21,044
Booz Allen Hamilton Holding Corp.	760	52,166
Bottomline Technologies DE, Inc. (d)	375	13,744
Box, Inc. - Class A (d)	1,190	16,708
Broadcom, Inc.	2,030	481,313
Broadridge Financial Solutions, Inc.	775	73,493
Brooks Automation, Inc.	586	17,873
Cabot Microelectronics Corp.	100	11,414
CACI International, Inc. - Class A (d)	179	37,796
Cadence Design Systems, Inc. (d)	1,672	110,419
CalAmp Corp. (d)	400	1,800
Calix, Inc. (d)	175	1,239
Cardtronics PLC - Class A (d)	175	3,661
CDK Global, Inc.	520	17,082
CDW Corp.	875	81,611
Cerence, Inc. (d)	271	4,173
Ceridian HCM Holding, Inc. (d)	370	18,526
Ciena Corp. (d)	997	39,691
Cirrus Logic, Inc. (d)	400	26,252
Cisco Systems, Inc.	27,268	1,071,905
Citrix Systems, Inc.	818	115,788
Cloudera, Inc. (d)	1,670	13,143
Cognex Corp.	1,150	48,553
Cognizant Technology Solutions Corp. - Class A	3,398	157,905
Coherent, Inc. (d)	200	21,282
CommScope Holding Co., Inc. (d)	1,150	10,476
CommVault Systems, Inc. (d)	375	15,180
Comtech Telecommunications Corp.	100	1,329
CoreLogic, Inc.	207	6,322
Cornerstone OnDemand, Inc. (d)	500	15,875
Corning, Inc.	4,399	90,355
Coupa Software, Inc. (d)	410	57,289
Cree, Inc. (d)	625	22,162
CSG Systems International, Inc.	78	3,264
CTS Corp.	100	2,489

CyberOptics Corp. (d)	840	14,372
Cypress Semiconductor Corp.	1,625	37,895
Daktronics, Inc.	800	3,944
Dell Technologies, Inc. - Class C (d)	1,360	53,788
Diodes, Inc. (d)	300	12,190
DocuSign, Inc. (d)	1,040	96,096
Dolby Laboratories, Inc. - Class A	300	16,263
DXC Technology Co.	1,978	25,813
Dynatrace, Inc. (d)	720	17,165
Ebix, Inc.	31	471
EchoStar Corp. - Class A (d)	400	12,788
eGain Corp. (d)	150	1,099
Enphase Energy, Inc. (d)	840	27,124
Entegris, Inc.	681	30,488
Envestnet, Inc. (d)	375	20,167
EPAM Systems, Inc. (d)	390	72,407
Euronet Worldwide, Inc. (d)	349	29,916
Everbridge, Inc. (d)	190	20,208
ExlService Holdings, Inc. (d)	300	15,609
F5 Networks, Inc. (d)	433	46,171
Fair Isaac Corp. (d)	196	60,307
FARO Technologies, Inc. (d)	200	8,900
Fidelity National Information Services, Inc.	3,861	469,652
FireEye, Inc. (d)	1,760	18,621
First Solar, Inc. (d)	400	14,424
Fiserv, Inc. (d)	3,498	332,275
Fitbit, Inc. - Class A (d)	425	2,830
Five9, Inc. (d)	570	43,582
FleetCor Technologies, Inc. (d)	438	81,705
FLIR Systems, Inc.	1,025	32,687
ForeScout Technologies, Inc. (d)	100	3,159
FormFactor, Inc. (d)	480	9,643
Fortinet, Inc. (d)	1,075	108,758
Gartner, Inc. (d)	581	57,850
Genpact Ltd.	1,125	32,850
Global Payments, Inc.	1,663	239,854
GoDaddy, Inc. - Class A (d)	350	19,989
Guidewire Software, Inc. (d)	490	38,862
Hewlett Packard Enterprise Co.	8,527	82,797
HP, Inc.	9,122	158,358
HubSpot, Inc. (d)	300	39,957
II-VI, Inc. (d)	541	15,419
Infinera Corp. (d)	600	3,180
Inphi Corp. (d)	300	23,751
Insight Enterprises, Inc. (d)	200	8,426
Intel Corp.	26,978	1,460,049
Intelligent Systems Corp. (d)(e)	390	13,256
InterDigital, Inc.	246	10,979
International Business Machines Corp.	5,585	619,544
Intuit, Inc.	1,519	349,370
IPG Photonics Corp. (d)	281	30,989
Itron, Inc. (d)	200	11,166
J2 Global, Inc.	325	24,326

Jabil, Inc.	1,025	25,195
Jack Henry & Associates, Inc.	486	75,447
Juniper Networks, Inc.	2,190	41,917
KBR, Inc.	925	19,129
Keysight Technologies, Inc. (d)	1,048	87,697
Kimball Electronics, Inc. (d)	525	5,733
KLA Corp.	956	137,415
Knowles Corp. (d)	458	6,128
Kulicke & Soffa Industries, Inc.	400	8,348
Lam Research Corp.	876	210,240
Lattice Semiconductor Corp. (d)	1,220	21,740
Leidos Holdings, Inc.	931	85,326
Littelfuse, Inc.	118	15,744
LivePerson, Inc. (d)	20	455
LiveRamp Holdings, Inc. (d)	475	15,637
LogMeIn, Inc.	356	29,648
Lumentum Holdings, Inc. (d)	424	31,249
MACOM Technology Solutions Holdings, Inc. (d)	463	8,765
Manhattan Associates, Inc. (d)	350	17,437
Marvell Technology Group Ltd.	3,579	80,993
Mastercard, Inc. - Class A	5,785	1,397,425
Maxim Integrated Products, Inc.	1,445	70,241
MAXIMUS, Inc.	425	24,735
MaxLinear, Inc. (d)	475	5,543
Methode Electronics, Inc.	100	2,643
Microchip Technology, Inc.	1,384	93,835
Micron Technology, Inc. (d)	7,202	302,916
Microsoft Corp.	47,522	7,494,695
MicroStrategy, Inc. - Class A (d)	100	11,810
Mitek Systems, Inc. (d)	420	3,310
MKS Instruments, Inc.	300	24,435
Monolithic Power Systems, Inc.	200	33,492
Motorola Solutions, Inc.	1,022	135,844
Napco Security Technologies, Inc. (d)	240	3,641
National Instruments Corp.	812	26,861
NCR Corp. (d)	925	16,373
NetApp, Inc.	1,035	43,149
NETGEAR, Inc. (d)	50	1,142
NetScout Systems, Inc. (d)	700	16,569
New Relic, Inc. (d)	230	10,635
NIC, Inc.	375	8,625
NortonLifeLock, Inc.	3,483	65,167
Novanta, Inc. (d)	220	17,574
Nuance Communications, Inc. (d)	2,175	36,497
Nutanix, Inc. - Class A (d)	470	7,426
NVE Corp.	100	5,203
NVIDIA Corp.	3,867	1,019,341
Okta, Inc. (d)	350	42,791
ON Semiconductor Corp. (d)	2,730	33,961
OneSpan, Inc. (d)	450	8,168
Onto Innovation, Inc. (d)	473	14,034
Oracle Corp.	13,830	668,404
OSI Systems, Inc. (d)	100	6,892

Palo Alto Networks, Inc. (d)	639	104,770
PAR Technology Corp. (d)	100	1,286
Paychex, Inc.	1,880	118,290
Paycom Software, Inc. (d)	370	74,744
Paylocity Holding Corp. (d)	300	26,496
PayPal Holdings, Inc. (d)	7,465	714,699
Pegasystems, Inc.	300	21,369
Perspecta, Inc.	989	18,039
Plantronics, Inc.	300	3,018
Plexus Corp. (d)	300	16,368
Power Integrations, Inc.	140	12,366
Progress Software Corp.	200	6,400
Proofpoint, Inc. (d)	316	32,418
PROS Holdings, Inc. (d)	300	9,309
PTC, Inc. (d)	865	52,947
Pure Storage, Inc. - Class A (d)	1,110	13,653
Q2 Holdings, Inc. (d)	240	14,174
Qorvo, Inc. (d)	560	45,153
QUALCOMM, Inc.	7,435	502,978
Qualys, Inc. (d)	300	26,097
Rambus, Inc. (d)	500	5,550
Rapid7, Inc. (d)	540	23,398
RealPage, Inc. (d)	645	34,140
RingCentral, Inc. - Class A (d)	260	55,097
Rogers Corp. (d)	150	14,163
Rosetta Stone, Inc. (d)	300	4,206
Sabre Corp.	1,400	8,302
SailPoint Technologies Holding, Inc. (d)	630	9,589
salesforce.com, Inc. (d)	5,129	738,473
Sanmina Corp. (d)	333	9,084
Science Applications International Corp.	340	25,374
Semtech Corp. (d)	300	11,250
ServiceNow, Inc. (d)	1,183	339,024
SharpSpring, Inc. (d)	100	606
Silicon Laboratories, Inc. (d)	200	17,082
Skyworks Solutions, Inc.	1,099	98,229
Slack Technologies, Inc. - Class A (d)	1,850	49,654
SolarWinds Corp. (d)	1,070	16,767
Splunk, Inc. (d)	918	115,879
Square, Inc. - Class A (d)	1,740	91,141
SS&C Technologies Holdings, Inc.	1,325	58,062
SunPower Corp. (d)(e)	1,300	6,591
SVMK, Inc. (d)	1,170	15,807
Sykes Enterprises, Inc. (d)	102	2,766
Synaptics, Inc. (d)	333	19,271
Synchronoss Technologies, Inc. (d)	325	991
SYNNEX Corp.	229	16,740
Synopsys, Inc. (d)	967	124,540
Tech Data Corp. (d)	211	27,609
Teradata Corp. (d)	1,025	21,002
Teradyne, Inc.	1,075	58,233
TESSCO Technologies, Inc.	100	489
Texas Instruments, Inc.	5,675	567,103

The Trade Desk, Inc. - Class A (d)	210	40,530
The Western Union Co.	1,694	30,712
TiVo Corp.	878	6,216
Trimble, Inc. (d)	1,814	57,740
TTM Technologies, Inc. (d)	488	5,046
Twilio, Inc. - Class A (d)	630	56,379
Tyler Technologies, Inc. (d)	252	74,733
Unisys Corp. (d)	427	5,273
Universal Display Corp.	270	35,581
Varonis Systems, Inc. (d)	310	19,738
Veeco Instruments, Inc. (d)	400	3,828
Verint Systems, Inc. (d)	375	16,125
VeriSign, Inc. (d)	666	119,940
Verra Mobility Corp. (d)	1,420	10,139
ViaSat, Inc. (d)	350	12,572
Viavi Solutions, Inc. (d)	1,328	14,887
Virtusa Corp. (d)	400	11,360
Visa, Inc. - Class A	11,346	1,828,068
Vishay Intertechnology, Inc.	806	11,614
Vishay Precision Group, Inc. (d)	129	2,590
VMware, Inc. - Class A (d)	594	71,933
Western Digital Corp.	2,020	84,072
WEX, Inc. (d)	214	22,374
Workday, Inc. - Class A (d)	645	83,992
Workiva, Inc. (d)	440	14,225
Xerox Holdings Corp.	1,748	33,107
Xilinx, Inc.	1,585	123,535
Xperi Corp.	400	5,564
Yext, Inc. (d)	1,150	11,719
Zebra Technologies Corp. - Class A (d)	315	57,834
Zendesk, Inc. (d)	550	35,206
Zoom Video Communications, Inc. - Class A (d)	170	24,840
Zscaler, Inc. (d)	510	31,039
		37,828,796
Materials - 2.1%
AdvanSix, Inc. (d)	250	2,385
Air Products & Chemicals, Inc.	1,370	273,466
Albemarle Corp.	745	41,996
Alcoa Corp. (d)	1,163	7,164
American Vanguard Corp.	400	5,784
AptarGroup, Inc.	286	28,468
Ashland Global Holdings, Inc.	467	23,383
Avery Dennison Corp.	440	44,823
Axalta Coating Systems Ltd. (d)	675	11,657
Balchem Corp.	201	19,843
Ball Corp.	1,710	110,569
Berry Global Group, Inc. (d)	900	30,339
Boise Cascade Co.	540	12,841
Cabot Corp.	400	10,448
Carpenter Technology Corp.	200	3,900
Celanese Corp.	795	58,345
CF Industries Holdings, Inc.	1,670	45,424
Clearwater Paper Corp. (d)	130	2,835

Commercial Metals Co.	775	12,237
Compass Minerals International, Inc.	100	3,847
Corteva, Inc.	4,673	109,815
Crown Holdings, Inc. (d)	900	52,236
Dow, Inc.	4,743	138,685
DuPont de Nemours, Inc.	4,573	155,939
Eagle Materials, Inc.	333	19,454
Eastman Chemical Co.	990	46,114
Ecolab, Inc.	1,674	260,859
Ferro Corp. (d)	575	5,382
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)	500	–
FMC Corp.	665	54,324
Freeport-McMoRan, Inc.	8,769	59,191
GCP Applied Technologies, Inc. (d)	427	7,601
Graphic Packaging Holding Co.	1,325	16,165
Greif, Inc. - Class A	300	9,327
HB Fuller Co.	150	4,189
Huntsman Corp.	1,575	22,727
Ingevity Corp. (d)	393	13,834
International Flavors & Fragrances, Inc. (e)	471	48,080
International Paper Co.	2,237	69,638
Kaiser Aluminum Corp.	138	9,561
Kraton Corp. (d)	300	2,430
Livent Corp. (d)	818	4,294
Louisiana-Pacific Corp.	825	14,173
Martin Marietta Materials, Inc.	444	84,018
Minerals Technologies, Inc.	250	9,065
Myers Industries, Inc.	200	2,150
Neenah, Inc.	120	5,176
Newmont Corp.	5,470	247,682
Nucor Corp.	1,815	65,376
O-I Glass, Inc.	1,300	9,243
Olin Corp.	1,020	11,903
OMNOVA Solutions, Inc. (d)	450	4,563
Packaging Corp. of America	575	49,927
PH Glatfelter Co.	325	3,971
PolyOne Corp.	483	9,163
PPG Industries, Inc.	1,449	121,136
Quaker Chemical Corp.	100	12,628
Reliance Steel & Aluminum Co.	319	27,941
Royal Gold, Inc.	491	43,066
RPM International, Inc.	710	42,245
Schweitzer-Mauduit International, Inc.	300	8,346
Sealed Air Corp.	1,250	30,888
Sensient Technologies Corp.	335	14,576
Silgan Holdings, Inc.	150	4,353
Sonoco Products Co.	725	33,604
Southern Copper Corp.	747	21,036
Steel Dynamics, Inc.	1,550	34,937
Stepan Co.	148	13,092
Summit Materials, Inc. - Class A (d)	571	8,565
SunCoke Energy, Inc.	564	2,171
The Chemours Co.	1,289	11,433

The Mosaic Co.	2,625	28,403
The Scotts Miracle-Gro Co.	296	30,310
The Sherwin-Williams Co.	553	254,115
TimkenSteel Corp. (d)	400	1,292
Tredegar Corp.	671	10,488
Trinseo SA	300	5,433
UFP Technologies, Inc. (d)	500	19,045
United States Lime & Minerals, Inc.	50	3,693
United States Steel Corp. (e)	1,350	8,519
Valvoline, Inc.	1,282	16,781
Verso Corp. - Class A (d)	500	5,640
Vulcan Materials Co.	855	92,400
Westlake Chemical Corp.	202	7,710
Westrock Co.	1,534	43,351
Worthington Industries, Inc.	225	5,906
WR Grace & Co.	427	15,201
		3,354,313
Real Estate - 4.1%
Acadia Realty Trust	676	8,376
Agree Realty Corp.	300	18,570
Alexander & Baldwin, Inc.	213	2,390
Alexandria Real Estate Equities, Inc.	801	109,785
American Assets Trust, Inc.	425	10,625
American Campus Communities, Inc.	982	27,250
American Homes 4 Rent - Class A	1,700	39,440
American Tower Corp.	2,876	626,249
Americold Realty Trust	850	28,934
Apartment Investment & Management Co. - Class A	831	29,210
Apple Hospitality REIT, Inc.	1,975	18,111
AvalonBay Communities, Inc.	989	145,551
Boston Properties, Inc.	923	85,128
Brandywine Realty Trust	1,413	14,865
Brixmor Property Group, Inc.	2,275	21,612
Camden Property Trust	725	57,449
CareTrust REIT, Inc.	403	5,960
CBRE Group, Inc. - Class A (d)	1,995	75,231
Chatham Lodging Trust	425	2,524
Columbia Property Trust, Inc.	1,075	13,437
CoreCivic, Inc.	799	8,925
CoreSite Realty Corp.	150	17,385
Corporate Office Properties Trust	850	18,810
Cousins Properties, Inc.	839	24,558
Crown Castle International Corp.	2,675	386,270
CubeSmart	1,412	37,827
CyrusOne, Inc.	725	44,769
DiamondRock Hospitality Co.	1,727	8,773
Digital Realty Trust, Inc.	1,631	226,562
Douglas Emmett, Inc.	1,300	39,663
Duke Realty Corp.	2,726	88,268
Easterly Government Properties, Inc.	960	23,654
EastGroup Properties, Inc.	262	27,374
Empire State Realty Trust, Inc. - Class A	775	6,944
EPR Properties	422	10,221

Equinix, Inc.	570	356,005
Equity Commonwealth	993	31,488
Equity LifeStyle Properties, Inc.	1,178	67,711
Equity Residential	2,374	146,500
Essential Properties Realty Trust, Inc.	830	10,840
Essex Property Trust, Inc.	472	103,953
Extra Space Storage, Inc.	989	94,707
Federal Realty Investment Trust	520	38,797
First Industrial Realty Trust, Inc.	1,025	34,061
Four Corners Property Trust, Inc.	444	8,307
Franklin Street Properties Corp.	950	5,443
Front Yard Residential Corp.	33	394
Gaming and Leisure Properties, Inc.	1,217	33,723
Getty Realty Corp.	402	9,543
Global Medical REIT, Inc.	310	3,137
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	680	13,879
Healthcare Realty Trust, Inc.	875	24,439
Healthcare Trust of America, Inc. - Class A	1,025	24,887
Healthpeak Properties, Inc.	3,775	90,034
Highwoods Properties, Inc.	800	28,336
Host Hotels & Resorts, Inc.	4,834	53,367
Hudson Pacific Properties, Inc.	1,225	31,066
Industrial Logistics Properties Trust	175	3,069
Investors Real Estate Trust	180	9,900
Invitation Homes, Inc.	3,761	80,373
Iron Mountain, Inc.	1,372	32,654
JBG SMITH Properties	764	24,318
Jones Lang LaSalle, Inc.	295	29,789
Kennedy-Wilson Holdings, Inc.	925	12,414
Kilroy Realty Corp.	700	44,590
Kimco Realty Corp.	3,350	32,395
Kite Realty Group Trust	725	6,866
Lamar Advertising Co. - Class A	400	20,512
Lexington Realty Trust	1,125	11,171
Life Storage, Inc.	350	33,093
LTC Properties, Inc.	50	1,545
Mack-Cali Realty Corp.	725	11,042
Medical Properties Trust, Inc.	3,590	62,071
Mid-America Apartment Communities, Inc.	859	88,503
National Health Investors, Inc.	325	16,094
National Retail Properties, Inc.	900	28,971
National Storage Affiliates Trust	580	17,168
New York REIT Liquidating, LLC (b)(c)(d)	130	1,690
Newmark Group, Inc. - Class A	765	3,251
Office Properties, Inc.ome Trust	228	6,213
Omega Healthcare Investors, Inc.	1,749	46,418
Outfront Media, Inc.	1,066	14,370
Paramount Group, Inc.	1,800	15,840
Park Hotels & Resorts, Inc.	619	4,896
Pebblebrook Hotel Trust	1,188	12,937
Physicians Realty Trust	900	12,546
Piedmont Office Realty Trust, Inc. - Class A	1,275	22,517
Plymouth Industrial REIT, Inc.	1,130	12,611

PotlatchDeltic Corp.	298	9,354
Preferred Apartment Communities, Inc. - Class A	1,230	8,831
Prologis, Inc.	5,069	407,396
PS Business Parks, Inc.	200	27,104
Public Storage	1,049	208,342
QTS Realty Trust, Inc. - Class A	380	22,044
Rayonier, Inc.	826	19,452
Realty, Income Corp.	2,040	101,714
Redfin Corp. (d)	930	14,341
Regency Centers Corp.	1,182	45,424
Retail Opportunity Investments Corp.	725	6,010
Retail Properties of America, Inc. - Class A	2,075	10,728
Retail Value, Inc.	149	1,825
Rexford Industrial Realty, Inc.	860	35,269
RLJ Lodging Trust	1,633	12,607
RPT Realty	1,000	6,030
Ryman Hospitality Properties, Inc.	525	18,821
Sabra Health Care REIT, Inc.	1,436	15,681
SBA Communications Corp.	780	210,577
Service Properties Trust	1,325	7,155
Simon Property Group, Inc.	2,193	120,308
SITE Centers Corp.	1,410	7,346
SL Green Realty Corp.	556	23,964
Spirit MTA REIT (b)(c)(d)	300	230
Spirit Realty Capital, Inc.	600	15,690
STAG Industrial, Inc. (e)	1,140	25,673
STORE Capital Corp.	1,295	23,465
Summit Hotel Properties, Inc.	975	4,115
Sun Communities, Inc.	640	79,904
Sunstone Hotel Investors, Inc.	1,840	16,026
Tanger Factory Outlet Centers, Inc. (e)	775	3,875
Taubman Centers, Inc. (e)	500	20,940
Tejon Ranch Co. (d)	50	703
Terreno Realty Corp.	275	14,231
The Howard Hughes Corp. (d)	321	16,217
The Macerich Co.	803	4,521
The RMR Group, Inc. - Class A	71	1,915
The St Joe Co. (d)	500	8,390
UDR, Inc.	2,028	74,103
Uniti Group, Inc.	1,228	7,405
Universal Health Realty, Income Trust	200	20,162
Urban Edge Properties	811	7,145
Urstadt Biddle Properties, Inc. - Class A	500	7,050
Ventas, Inc.	2,665	71,422
VEREIT, Inc.	6,175	30,196
Vornado Realty Trust	1,228	44,466
Washington Real Estate Investment Trust	450	10,742
Weingarten Realty Investors	1,050	15,152
Welltower, Inc.	2,820	129,100
Weyerhaeuser Co.	4,137	70,122
WP Carey, Inc.	1,210	70,277
Xenia Hotels & Resorts, Inc.	900	9,270
		6,383,974

Utilities - 3.5%
AES Corp.	4,360	59,296
ALLETE, Inc.	425	25,789
Alliant Energy Corp.	1,375	66,399
Ameren Corp.	1,625	118,349
American Electric Power Co., Inc.	3,155	252,337
American States Water Co.	220	17,983
American Water Works Co., Inc.	1,190	142,276
Atmos Energy Corp.	760	75,415
Avangrid, Inc.	550	24,079
Avista Corp.	250	10,622
Black Hills Corp.	430	27,533
California Water Service Group	415	20,883
CenterPoint Energy, Inc.	2,660	41,097
CMS Energy Corp.	1,520	89,300
Consolidated Edison, Inc.	2,169	169,182
Dominion Energy, Inc.	5,357	386,722
DTE Energy Co.	1,023	97,154
Duke Energy Corp.	4,692	379,489
Edison International	2,001	109,635
El Paso Electric Co.	100	6,796
Entergy Corp.	1,310	123,101
Essential Utilities, Inc.	1,326	53,968
Evergy, Inc.	1,715	94,411
Eversource Energy	2,092	163,615
Exelon Corp.	6,381	234,885
FirstEnergy Corp.	3,530	141,447
Genie Energy Ltd. - Class B	1,386	9,951
Hawaiian Electric Industries, Inc.	800	34,440
IDACORP, Inc.	313	27,478
MDU Resources Group, Inc.	1,075	23,112
MGE Energy, Inc.	150	9,820
Middlesex Water Co.	190	11,423
National Fuel Gas Co.	90	3,356
New Jersey Resources Corp.	500	16,985
NextEra Energy, Inc.	3,133	753,862
NiSource, Inc.	2,140	53,436
Northwest Natural Holding Co.	300	18,525
NorthWestern Corp.	400	23,932
NRG Energy, Inc.	1,512	41,217
OGE Energy Corp.	1,175	36,108
ONE Gas, Inc.	287	23,999
Ormat Technologies, Inc.	175	11,840
Otter Tail Corp.	350	15,561
PG&E Corp. (d)	3,350	30,117
Pinnacle West Capital Corp.	716	54,266
PNM Resources, Inc.	400	15,200
Portland General Electric Co.	500	23,970
PPL Corp.	4,760	117,477
Public Service Enterprise Group, Inc.	3,150	141,467
Sempra Energy	1,607	181,575
SJW Group	180	10,399
South Jersey Industries, Inc.	430	10,750

Southwest Gas Holdings, Inc.	325	22,607
Spire, Inc.	350	26,068
TerraForm Power, Inc. - Class A	1,010	15,928
The Southern Co.	6,800	368,152
The York Water Co.	290	12,603
UGI Corp.	1,205	32,137
Vistra Energy Corp.	2,177	34,745
WEC Energy Group, Inc.	2,039	179,697
Xcel Energy, Inc.	2,880	173,664
		5,497,630
Total Common Stocks (Cost $55,324,239)		$153,619,924

RIGHTS - 0.0% (f)
AMR Corp., Escrow (b)(c)(d)	3,275	$-
Schulman A, Inc. (b)(c)(d)	81	–
Total Rights (Cost $0)		$-

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund - 2.1%
First American Government Obligations Fund - Class X, 0.450% (g)(h)	3,246,451	$3,246,451
Total Short-Term Investment (Cost $3,246,451)		$3,246,451

Total Investments at Value - 100.3% (Cost $58,570,690)		$156,866,375
Liabilities in Excess of Other Assets - (0.3)%		(429,450)
Net Assets - 100.0%		$156,436,925

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Illiquid security. The total value of such securities is $1,925 as of March 31, 2020, representing 0.0% (f) of net assets.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $1,925 as of March 31, 2020, representing 0.0% (f) of net assets.

(d)	Non-income producing security.
(e)	These securities or a partial position of these securities are on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $471,578.
(f)	Represents less than 0.1%.
(g)	Rate listed is the 7-day effective yield as of March 31, 2020.
(h)	A portion of these securities were purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $485,974.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$153,617,999	$-	$1,925	*	$153,619,924
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Money Market Fund . . . . . . . . . . . . . . . . . . .	3,246,451	-	-		3,246,451
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$156,864,450	$-	$1,925		$156,866,375

* Includes securities that have been fair valued at $0.

Refer to the Fund’s Condensed Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,925 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Fund has over 1% of Level 3 investments.